Trade and other receivables - Valuation allowance for doubtful accounts (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Financial assets at beginning of period	€ 3,313	€ 3,157
Utilizations	(795)
Other changes	17	162
Financial assets at end of period	2,954	3,313
Performing receivables
Trade and other receivables
Additions	166	202
Utilizations	(37)	(135)
Defaulted receivables
Trade and other receivables
Additions	253	348
Utilizations	€ (758)	€ (421)